Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2019
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value	The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2019 and March 31, 2019. The three levels of the fair value hierarchy are as follows:

	At September 30, 2019
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,311,301	¥395,789	¥—	¥3,707,090
Equity instruments	182,500	1,754	—	184,254

Total trading assets	3,493,801	397,543	—	3,891,344

Derivative financial instruments:
Interest rate derivatives	88,374	2,709,560	254	2,798,188
Currency derivatives	186	1,326,829	344	1,327,359
Equity derivatives	31,816	18,274	3,887	53,977
Commodity derivatives	1,187	5,366	—	6,553
Credit derivatives	—	12,812	816	13,628

Total derivative financial instruments	121,563	4,072,841	5,301	4,199,705

Financial assets at fair value through profit or loss:
Debt instruments	227,755	1,280,527	517,218	2,025,500
Equity instruments	2,584	11	20,736	23,331

Total financial assets at fair value through profit or loss	230,339	1,280,538	537,954	2,048,831

Investment securities at fair value through other comprehensive income:
Japanese government bonds	7,797,320	—	—	7,797,320
U.S. Treasury and other U.S. government agency bonds	3,567,387	—	—	3,567,387
Other debt instruments	681,346	4,864,634	—	5,545,980

Total debt instruments	12,046,053	4,864,634	—	16,910,687

Equity instruments	3,590,712	10,242	415,865	4,016,819

Total investment securities at fair value through other comprehensive income	15,636,765	4,874,876	415,865	20,927,506

Total	¥19,482,468	¥10,625,798	¥959,120	¥31,067,386

Financial liabilities:
Trading liabilities:
Debt instruments	¥2,100,925	¥37,842	¥—	¥2,138,767
Equity instruments	63,737	66,443	—	130,180

Total trading liabilities	2,164,662	104,285	—	2,268,947

Derivative financial instruments:
Interest rate derivatives	69,469	2,315,266	—	2,384,735
Currency derivatives	—	1,159,906	65	1,159,971
Equity derivatives	58,636	34,036	—	92,672
Commodity derivatives	953	3,952	—	4,905
Credit derivatives	—	13,830	538	14,368

Total derivative financial instruments	129,058	3,526,990	603	3,656,651

Others (2)	—	(7,078)	(3,746)	(10,824)

Total	¥2,293,720	¥3,624,197	¥(3,143)	¥5,914,774

	At March 3 1 , 2019
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,091,355	¥389,548	¥—	¥2,480,903
Equity instruments	281,030	5,758	—	286,788

Total trading assets	2,372,385	395,306	—	2,767,691

Derivative financial instruments:
Interest rate derivatives	68,942	1,939,591	212	2,008,745
Currency derivatives	22	1,286,614	274	1,286,910
Equity derivatives	33,802	25,579	4,236	63,617
Commodity derivatives	445	7,072	—	7,517
Credit derivatives	—	10,236	5,549	15,785

Total derivative financial instruments	103,211	3,269,092	10,271	3,382,574

Financial assets at fair value through profit or loss:
Debt instruments	223,832	1,834,718	562,136	2,620,686
Equity instruments	1,810	209	18,711	20,730

Total financial assets at fair value through profit or loss	225,642	1,834,927	580,847	2,641,416

Investment securities at fair value through other comprehensive income:
Japanese government bonds	5,027,695	—	—	5,027,695
U.S. Treasury and other U.S. government agency bonds	4,426,635	—	—	4,426,635
Other debt instruments	646,806	3,232,085	—	3,878,891

Total debt instruments	10,101,136	3,232,085	—	13,333,221

Equity instruments	3,749,430	11,115	412,347	4,172,892

Total investment securities at fair value through other comprehensive income	13,850,566	3,243,200	412,347	17,506,113

Total	¥16,551,804	¥8,742,525	¥1,003,465	¥26,297,794

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,777,666	¥58,194	¥—	¥1,835,860
Equity instruments	66,896	95,938	—	162,834

Total trading liabilities	1,844,562	154,132	—	1,998,694

Derivative financial instruments:
Interest rate derivatives	49,170	1,775,883	—	1,825,053
Currency derivatives	—	1,112,769	9	1,112,778
Equity derivatives	59,166	37,004	—	96,170
Commodity derivatives	415	5,433	—	5,848
Credit derivatives	—	11,370	554	11,924

Total derivative financial instruments	108,751	2,942,459	563	3,051,773

Others (2)	—	(1,859)	(435)	(2,294)

Total	¥1,953,313	¥3,094,732	¥128	¥5,048,173

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2019 and for the fiscal year ended March 31, 2019.

(2)
D
erivatives embedded in financial liabilities are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In th
e
s
e
table
s
, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in th
e
s
e
table
s
as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” in Note 43 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 201
9
.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2019 and 2018.

		Total gains (losses)								Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2019
	At April 1, 2019	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Settlements	Transfers into Level 3 (1)	Transfers out of Level 3 (1)	At September 30, 2019
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥212	¥(7)	¥—	¥49	¥—	¥—	¥—	¥—	¥254	¥(7)
Currency derivatives—net	265	(14)	—	28	—	—	—	—	279	(14)
Equity derivatives—net	4,236	(374)	—	362	(337)	—	—	—	3,887	1,136
Credit derivatives—net	4,995	(3,150)	(89)	—	—	(1,478)	—	—	278	(3,214)

Total derivative financial instruments—net	9,708	(3,545)	(89)	439	(337)	(1,478)	—	—	4,698	(2,099)

Financial assets at fair value through profit or loss:
Debt instruments	562,136	2,581	(3)	110,744	(108,632)	(49,608)	—	—	517,218	2,661
Equity instruments	18,711	(757)	—	3,679	(269)	(514)	10	(124)	20,736	(863)

Total financial assets at fair value through profit or loss	580,847	1,824	(3)	114,423	(108,901)	(50,122)	10	(124)	537,954	1,798

Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	681	4,874	(1,460)	(551)	—	(26)	415,865	—

Total investment securities at fair value through other comprehensive income	412,347	—	681	4,874	(1,460)	(551)	—	(26)	415,865	—

Others (2) —liabilities:	435	3,311	—	—	—	—	—	—	3,746	898

Total	¥1,003,337	¥1,590	¥589	¥119,736	¥(110,698)	¥(52,151)	¥10	¥(150)	¥962,263	¥597

		Total gains (losses)								Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2018
	At April 1, 2018	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Settlements	Transfers into Level 3 (1)	Transfers out of Level 3 (1)	At September 30, 2018
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥—	¥180	¥—	¥72	¥(5)	¥—	¥—	¥—	¥247	¥180
Currency derivatives—net	—	1	—	—	—	—	—	—	1	1
Equity derivatives—net	1,880	1,839	—	471	(1,320)	—	—	—	2,870	1,344
Credit derivatives—net	4,245	2,854	232	—	—	(2,502)	—	—	4,829	2,857

Total derivative financial instruments—net	6,125	4,874	232	543	(1,325)	(2,502)	—	—	7,947	4,382

Financial assets at fair value through profit or loss:
Debt instruments	536,357	27,358	37	89,273	(60,697)	(37,955)	—	—	554,373	22,141
Equity instruments	16,981	270	—	2,604	(177)	(110)	74	(489)	19,153	210

Total financial assets at fair value through profit or loss	553,338	27,628	37	91,877	(60,874)	(38,065)	74	(489)	573,526	22,351

Investment securities at fair value through other comprehensive income:
Debt instruments	154	—	—	—	—	—	—	(154)	—	—
Equity instruments	479,975	—	(20,676)	3,200	(5,928)	(643)	—	(1,486)	454,442	—

Total investment securities at fair value through other comprehensive income	480,129	—	(20,676)	3,200	(5,928)	(643)	—	(1,640)	454,442	—

Others (2) —liabilities:	(833)	1,183	—	—	—	—	42	—	392	1,154

Total	¥1,038,759	¥33,685	¥(20,407)	¥95,620	¥(68,127)	¥(41,210)	¥116	¥(2,129)	¥1,036,307	¥27,887

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2019 and 2018, transfers out of Level 3 amounted to
¥150
million and
¥2,129
 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of certain private equity investments.

(2)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2019 and 2018 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2019	2018	2019	2018
	(In millions)
Net interest income	¥2,213	¥859	¥1,528	¥782
Net trading income (loss)	(2,447)	5,198	(2,729)	4,754
Net income from financial assets at fair value through profit or loss	1,824	27,628	1,798	22,351

Total	¥1,590	¥33,685	¥597	¥27,887

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2019 and
2018, and
reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2019	2018
	(In millions)
Balance at beginning of period	¥5,285	¥7,408
Increase (decrease) due to new trades	939	(345)
Reduction due to redemption, sales or passage of time	(2,284)	(3,408)
Balance at end of period	¥3,940	¥3,655

Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities	The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at September 30, 2019 and March 31, 2019.

	At September 30, 2019
	Fair value	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥254	Option model	Interest rate volatility	3%-7%
			Interest rate to interest rate correlation	63%-100%
Currency derivatives	344	Option model	Foreign exchange volatility	6%-12%
			Interest rate to interest rate correlati on	73%-85%
Equity derivatives	3,887	Option model	Equity volatility	19%-67%
			Equity to equity correlation	38%-92%
			Quanto correlation	(27)%-(4)%
Credit derivatives	816	Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	517,218	Monte Carlo Simulation	Equity volatility	10%-41%
		DCF model	Probability of default rate	0%-40%
			Loss given default rate	20%-100%
		Net asset value (2)	—	—
Equity instruments	20,736	See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	415,865	Market multiples	Price/Book value multiple	0.2x-2.3x
			Price/Earnings multiple	12.2x-31.0x
			EV/EBITDA multiple	5.6x-14.1x
			Liquidity discount	20%
		See note (3) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥65	Option model	Foreign exchange volatility	9%-12%
Credit derivatives	538	CDO pricing model	Additional with drawal ratio	47%
		Credit Default model	Quanto correlation	20%-25%
Others (4)	(3,746)	Option model	Equity volatility	27%-39%
			Equity to equity correlation	37%-92%
			Interest rate to interest rate correlation	24%-100%
			Quanto correlation	(27)%-65%
		Credit Default model	Quanto correlation	15%-90%

	At March 31, 2019
	Fair value	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥212	Option model	Interest rate to interest rate correlation	53%-100%
Currency derivatives	274	Option model	Foreign exchange volatility	8%-14%
			Interest rate to interest rate correlation	69%-83%
Equity derivatives	4,236	Option model	Equity volatility	22%-81%
			Equity to equity correlation	45%-94%
			Quanto correlation	(28)%-(4)%
Credit derivatives	5,549	CDO pricing model	Additional withdrawal ratio	47%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	562,136	Monte Carlo Simulation	Equity volatility	10%-42%
		DCF model	Probability of default rate	0%-41%
			Loss given default rate	20%-100%
		Net asset value (2)	—	—
Equity instruments	18,711	Market multiples	Price/Earnings multiple	7.5x-13.4x
			EV/EBITDA multiple	4.8x
			Liquidity discount	0%-20%
		See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	Market multiples	Price/Book value multiple	0.2x-2.3x
			Price/Earnings multiple	7.9x-31.3x
			EV/EBITDA multiple	6.3x-14.4x
			Liquidity discount	20%
		See note (3) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥9	Option model	Foreign exchange volatility	9%-14%
Credit derivatives	554	Credit Default model	Quanto correlation	20%-30%
Others (4)	(435)	Option model	Equity volatility	29%-44%
			Equity to equity correlation	45%-94%
			Interest rate to interest rate correlation	22%-100%
			Quanto correlation	(28)%-59%
		Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The fair values of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At September 30, 2019
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
			(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥254	¥110	¥44	¥—	¥—
Currency derivatives	344	311	142	—	—
Equity derivatives	3,887	589	612	—	—
Credit derivatives	816	17	17	—	—
Financial assets at fair value through profit or loss:
Debt instruments	517,218	2,572	5,206	—	—
Equity instruments	20,736	—	—	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	415,865	—	—	10,541	10,426

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥65	¥1	¥55	¥—	¥—
Credit derivatives	538	1,140	3,312	—	—
Others (1)	(3,746)	1,459	2,143	—	—

	At March 31, 2019
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥212	¥2	¥14	¥—	¥—
Currency derivatives	274	14	21	—	—
Equity derivatives	4,236	541	530	—	—
Credit derivatives	5,549	2,008	5,904	—	—
Financial assets at fair value through profit or loss:
Debt instruments	562,136	4,038	11,636	—	—
Equity instruments	18,711	34	34	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	—	11,843	10,848

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥9	¥1	¥1	¥—	¥—
Credit derivatives	554	32	32	—	—
Others (1)	(435)	1,651	2,650	—	—

(1)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2019 and March 31, 2019.

		At September 30, 2019		At March 31, 2019
	Notes	Carrying amount	Fair value	Carrying amount	Fair value
		(In millions)
Financial assets:
Cash and deposits with banks	a	¥58,057,047	¥58,058,662	¥57,763,441	¥57,766,549
Call loans and bills bought:
Call loans	a	1,559,443	1,559,254	2,459,098	2,459,774
Bills bought	a	3,204	3,206	6,647	6,645
Reverse repurchase agreements and cash collateral on securities borrowed	a	11,112,319	11,111,893	10,345,994	10,345,889
Investment securities:
Debt instruments at amortized cost	b	291,702	292,700	318,914	319,871
Loans and advances	a	91,358,521	94,205,206	90,682,938	93,451,467
Other financial assets	a	3,942,195	3,939,647	3,609,129	3,606,414

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥89,937,242	¥89,938,108	¥89,969,579	¥89,970,579
Other deposits	c	44,991,310	44,996,953	44,435,073	44,435,139
Call money and bills sold:
Call money	c	1,435,492	1,435,654	1,307,779	1,307,710
Bills sold	c	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	16,720,811	16,720,811	12,887,249	12,887,249
Borrowings	c	12,641,133	12,751,801	12,167,858	12,268,394
Debt securities in issue	c	10,995,820	11,118,947	11,171,209	11,304,119
Other financial liabilities	c	6,138,929	6,138,930	5,596,513	5,596,506

Notes:

a.	(i)	The carrying amounts of deposits with banks without maturity and loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial assets with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial assets with a remaining maturity of more than six months: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
b.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at September 30, 2019 and March 31, 2019.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial liabilities with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
(iii)	Financial liabilities with a remaining maturity of more than six months: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG
,
SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
(iv)	The carrying amounts and fair values of lease liabilities are not included in this table at Septem ber 30 , 2019 .